UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders.
(a)

Stance Sustainable Beta ETF Ticker: CHGX Listed on: The Nasdaq Stock Market LLC	September 30, 2025 Semi-Annual Shareholder report https://stancefunds.com/chgx

This semi-annual shareholder report contains important information about the Stance Sustainable Beta ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://stancefunds.com/chgx. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$135,822,353	Portfolio Turnover Rate*	49%
# of Portfolio Holdings	102	Advisory Fees Paid	$331,878
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET ALLOCATION (as a % of Net Assets)
Information Technology	35.2%
Financials	14.7%
Consumer Discretionary	11.6%
Communication Services	11.2%
Health Care	9.9%
Industrials	8.8%
Consumer Staples	4.5%
Materials	2.0%
Real Estate	1.9%
Money Market Funds	0.2%

TOP HOLDINGS (as a % of Net Assets)
Intel Corp.	1.4%
AST SpaceMobile, Inc.	1.2%
Marvell Technology, Inc.	1.2%
CoreWeave, Inc. - Class A	1.2%
Applied Materials, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Synopsys, Inc.	1.1%
Dell Technologies, Inc. - Class C	1.1%
Crowdstrike Holdings, Inc. - Class A	1.1%
KLA Corp.	1.1%
Material Fund Changes
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://stancefunds.com/chgx or by calling (215) 330-4476.
On April 4, 2025, the Fund acquired all the assets and liabilities of the AXS Change Finance ESG ETF, a series of Investment Managers Series Trust II (the “Predecessor ETF”), in a reorganization. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://stancefunds.com/chgx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: September 30, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

The accompanying notes are an integral part of these financial statements.

1

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 11.2%
Advertising - 1.0%
Omnicom Group, Inc.	17,270	$1,408,023

Alternative Carriers - 1.3%
AST SpaceMobile, Inc. (a)	34,428	1,689,726

Cable & Satellite - 0.9%
Comcast Corp. - Class A	40,321	1,266,886

Integrated Telecommunication Services - 1.0%
Verizon Communications, Inc.	30,320	1,332,564

Interactive Home Entertainment - 1.2%
Electronic Arts, Inc.	7,735	1,560,150

Interactive Media & Services - 1.9%
Reddit, Inc. - Class A (a)	5,244	1,206,068
Snap, Inc. - Class A (a)	181,609	1,400,205
		2,606,273
Movies & Entertainment - 3.9%
Netflix, Inc. (a)	1,123	1,346,387
Spotify Technology SA (a)	1,923	1,342,254
Walt Disney Co.	11,496	1,316,292
Warner Music Group Corp. - Class A	39,652	1,350,547
		5,355,480
Total Communication Services		15,219,102

Consumer Discretionary - 11.6%
Apparel Retail - 2.0%
Ross Stores, Inc.	9,013	1,373,491
TJX Cos., Inc.	9,558	1,381,513
		2,755,004
Apparel, Accessories & Luxury Goods - 0.9%
Amer Sports, Inc. (a)	36,654	1,273,727

Automotive Retail - 2.0%
AutoZone, Inc. (a)	311	1,334,265
O'Reilly Automotive, Inc. (a)	12,404	1,337,275
		2,671,540
Home Improvement Retail - 0.9%
Home Depot, Inc.	3,155	1,278,375

The accompanying notes are an integral part of these financial statements.

1

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Homebuilding - 2.8%
Lennar Corp. - Class A	9,713	$1,224,226
NVR, Inc. (a)	160	1,285,546
PulteGroup, Inc.	9,709	1,282,850
		3,792,622
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc.	6,771	1,323,392

Hotels, Resorts & Cruise Lines - 0.9%
Hilton Worldwide Holdings, Inc.	4,855	1,259,581

Other Specialty Retail - 1.1%
Ulta Beauty, Inc. (a)	2,591	1,416,629
Total Consumer Discretionary		15,770,870

Consumer Staples - 4.5%
Food Distributors - 0.9%
US Foods Holding Corp. (a)	16,779	1,285,607

Food Retail - 0.8%
Maplebear, Inc. (a)	28,757	1,057,107

Household Products - 0.9%
Church & Dwight Co., Inc.	14,346	1,257,140

Personal Care Products - 1.9%
Estee Lauder Cos., Inc. - Class A	15,936	1,404,281
Kenvue, Inc.	70,196	1,139,281
		2,543,562
Total Consumer Staples		6,143,416

Financials - 14.7%
Asset Management & Custody Banks - 1.0%
Bank of New York Mellon Corp.	12,519	1,364,070

Consumer Finance - 1.0%
American Express Co.	4,099	1,361,524

Financial Exchanges & Data - 3.8%
CME Group, Inc.	5,082	1,373,106
Intercontinental Exchange, Inc.	7,642	1,287,524
Moody's Corp.	2,603	1,240,277
S&P Global, Inc.	2,453	1,193,900
		5,094,807

The accompanying notes are an integral part of these financial statements.

2

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Insurance Brokers - 1.9%
Aon PLC - Class A	3,585	$1,278,339
Marsh & McLennan Cos., Inc.	6,570	1,324,052
		2,602,391
Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	14,253	1,360,734

Life & Health Insurance - 1.0%
Aflac, Inc.	12,217	1,364,639

Property & Casualty Insurance - 2.0%
Allstate Corp.	6,654	1,428,281
Progressive Corp.	5,372	1,326,615
		2,754,896
Transaction & Payment Processing Services - 3.0%
Mastercard, Inc. - Class A	2,299	1,307,694
PayPal Holdings, Inc. (a)	19,929	1,336,439
Visa, Inc. - Class A	3,931	1,341,965
		3,986,098
Total Financials		19,889,159

Health Care - 9.9%
Biotechnology - 3.0%
AbbVie, Inc.	6,106	1,413,784
Amgen, Inc.	4,826	1,361,897
Gilead Sciences, Inc.	11,638	1,291,818
		4,067,499
Health Care Equipment - 2.9%
Abbott Laboratories	9,968	1,335,114
Medtronic PLC	14,178	1,350,313
Stryker Corp.	3,481	1,286,821
		3,972,248
Health Care Facilities - 1.0%
HCA Healthcare, Inc.	3,287	1,400,919

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	2,783	1,349,811

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	28,853	1,301,270
Merck & Co., Inc.	16,099	1,351,189
		2,652,459
Total Health Care		13,442,936

The accompanying notes are an integral part of these financial statements.

3

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Industrials - 8.8%
Agricultural & Farm Machinery - 1.0%
Deere & Co.	2,836	$1,296,789

Building Products - 0.9%
Carrier Global Corp.	21,617	1,290,535

Diversified Support Services - 0.9%
Copart, Inc. (a)	27,543	1,238,609

Electrical Components & Equipment - 1.1%
Vertiv Holdings Co. - Class A	9,889	1,491,855

Human Resource & Employment Services - 1.0%
Automatic Data Processing, Inc.	4,542	1,333,077

Research & Consulting Services - 0.9%
Verisk Analytics, Inc.	5,085	1,278,928

Trading Companies & Distributors - 3.0%
Ferguson Enterprises, Inc.	6,302	1,415,303
United Rentals, Inc.	1,425	1,360,390
WW Grainger, Inc.	1,330	1,267,437
		4,043,130
Total Industrials		11,972,923

Information Technology - 35.2%(b)
Application Software - 11.0%
Adobe, Inc. (a)	3,818	1,346,800
Atlassian Corp. - Class A (a)	7,624	1,217,553
Autodesk, Inc. (a)	4,180	1,327,861
Cadence Design Systems, Inc. (a)	3,884	1,364,294
Datadog, Inc. - Class A (a)	9,768	1,390,963
Fair Isaac Corp. (a)	866	1,295,995
Intuit, Inc.	2,064	1,409,526
Roper Technologies, Inc.	2,602	1,297,591
Salesforce, Inc.	5,491	1,301,367
Synopsys, Inc. (a)	3,134	1,546,284
Workday, Inc. - Class A (a)	5,971	1,437,399
		14,935,633

The accompanying notes are an integral part of these financial statements.

4

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Communications Equipment - 2.0%
Arista Networks, Inc. (a)	9,564	$1,393,570
Cisco Systems, Inc.	20,037	1,370,932
		2,764,502
Electronic Manufacturing Services - 1.0%
TE Connectivity PLC	6,356	1,395,333

Internet Services & Infrastructure - 2.2%
Cloudflare, Inc. - Class A (a)	6,023	1,292,476
CoreWeave, Inc. - Class A (a)	11,910	1,629,883
		2,922,359
Semiconductor Materials & Equipment - 2.3%
Applied Materials, Inc.	7,948	1,627,273
KLA Corp.	1,386	1,494,940
		3,122,213
Semiconductors - 9.5%
Advanced Micro Devices, Inc. (a)	8,410	1,360,654
Analog Devices, Inc.	5,440	1,336,608
Broadcom, Inc.	3,706	1,222,646
Intel Corp.	55,358	1,857,261
Marvell Technology, Inc.	19,795	1,664,166
Microchip Technology, Inc.	20,605	1,323,253
NVIDIA Corp.	7,497	1,398,790
QUALCOMM, Inc.	8,239	1,370,640
Texas Instruments, Inc.	7,303	1,341,780
		12,875,798
Systems Software - 6.1%
Crowdstrike Holdings, Inc. - Class A (a)	3,057	1,499,092
Fortinet, Inc. (a)	16,732	1,406,826
Oracle Corp.	4,563	1,283,298
Palo Alto Networks, Inc. (a)	6,794	1,383,394
ServiceNow, Inc. (a)	1,438	1,323,363
Zscaler, Inc. (a)	4,709	1,411,099
		8,307,072
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies, Inc. - Class C	10,662	1,511,552
Total Information Technology		47,834,462

Materials - 2.0%
Construction Materials - 1.0%
Vulcan Materials Co.	4,520	1,390,442

The accompanying notes are an integral part of these financial statements.

5

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Specialty Chemicals - 1.0%
Ecolab, Inc.	4,881	$1,336,711
Total Materials		2,727,153
TOTAL COMMON STOCKS (Cost $111,821,056)		133,000,021

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Real Estate - 1.9%
Industrial REITs - 0.9%
Prologis, Inc.	11,454	1,311,712

Telecom Tower REITs - 1.0%
Crown Castle, Inc.	13,975	1,348,448
Total Real Estate		2,660,160
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,650,614)		2,660,160

RIGHTS - 0.0%(c)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	110,137	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS – 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.05% (e)	220,189	220,189
TOTAL MONEY MARKET FUNDS (Cost $220,189)		220,189

TOTAL INVESTMENTS - 100.0% (Cost $114,691,859)		$135,880,370
Liabilities in Excess of Other Assets - (0.0)% (c)		(58,017)
TOTAL NET ASSETS - 100.0%		$135,822,353

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

6

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)
(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

1

STANCE SUSTAINABLE BETA ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$135,880,370
Receivable for investments sold	1,012,948
Dividends receivable	74,900
Dividend tax reclaims receivable	2,537
Total assets	136,970,755

LIABILITIES:
Payable for capital shares redeemed	1,092,424
Payable to adviser (See Note 3)	55,978
Total liabilities	1,148,402
NET ASSETS	$135,822,353

NET ASSETS CONSISTS OF:
Paid-in capital	$128,207,240
Total distributable earnings	7,615,113
Total net assets	$135,822,353

Net assets	$135,822,353
Shares issued and outstanding (a)	4,973,240
Net asset value per share	$27.31

COST:
Investments, at cost	$114,691,859

(a) Unlimited shares authorized without per value.

The accompanying notes are an integral part of these financial statements.

STANCE SUSTAINABLE BETA ETF

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2025(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$757,104
Less: Issuance fees	(54)
Interest Income	417
Total investment income (loss)	757,467

EXPENSES:
Investment advisory fee (See Note 3)	331,878
Total expenses	331,878
NET INVESTMENT INCOME (LOSS)	425,589

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(4,042,882)
In-kind redemptions	17,519,565
Net realized gain (loss)	13,476,683
Net change in unrealized appreciation (depreciation) on:
Investments	5,587,098
Net change in unrealized appreciation (depreciation)	5,587,098
Net realized and unrealized gain (loss)	19,063,781
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,489,370

(a)	The Fund acquired all the assets and liabilities of the AXS Change Finance ESG ETF, a series of Investment Managers Series Trust II (the “Predecessor ETF”), in a reorganization on April 4, 2025. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including April 4, 2025, reflects that of the Predecessor ETF.

The accompanying notes are an integral part of these financial statements.

STANCE SUSTAINABLE BETA ETF

STATEMENT OF CHANGES IN NET ASSETS

	Period ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$425,589	$996,515
Net realized gain (loss)	13,476,683	7,677,181
Net change in unrealized appreciation (depreciation)	5,587,098	(6,847,814)
Net increase (decrease) in net assets resulting from operations	19,489,370	1,825,882

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(990,564)
Total distributions to shareholders	—	(990,564)

CAPITAL TRANSACTIONS:
Shares sold	36,042,881	52,454,603
Shares issued in the reorganization(a)	14,562,209	—
Shares redeemed	(59,559,270)	(55,400,860)
Net increase (decrease) in net assets from capital transactions	(8,954,180)	(2,946,257)

NET INCREASE (DECREASE) IN NET ASSETS	10,535,190	(2,110,939)

Net Assets:
Beginning of period	125,287,163	127,398,102
End of period	$135,822,353	$125,287,163

SHARES TRANSACTIONS:
Shares sold	3,229,516	2,178,036
Shares issued in the reorganization(a)	673,750	—
Shares redeemed	(2,330,026)	(2,294,717)
Total increase (decrease) in shares outstanding	1,573,240	(116,681)

(a)	The Fund acquired all the assets and liabilities of the Predecessor ETF in a reorganization on April 4, 2025. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including April 4, 2025, reflects that of the Predecessor ETF. As a part of the reorganization, the Fund had a conversion ratio 1.5557401:1 (i.e., shareholders of the Predecessor ETF received 1.5557401 shares of the Fund for each share of the Predecessor ETF) after the close of business April 4, 2025. See Note 1 in the accompanying Notes to Financial Statements. Share amounts for all periods have been adjusted to reflect the conversion ratio of 1.55574011:1.
The accompanying notes are an integral part of these financial statements.

STANCE SUSTAINABLE BETA ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Stance Sustainable Beta ETF
9/30/2025(f)(g)	$23.69	0.08	3.54	3.62	–	–	$27.31	15.30%	$135,822	0.49%	0.63%	49%
3/31/2025(g)	$23.56	0.19	0.12	0.31	(0.18)	(0.18)	$23.69	1.27%	$125,287	0.49%	0.77%	45%
3/31/2024(g)	$18.56	0.19	5.01	5.20	(0.20)	(0.20)	$23.56	28.14%	$127,398	0.49%	0.96%	66%
3/31/2023(i)(g)	$18.44	0.14	0.17	0.31	(0.19)	(0.19)	$18.56	1.78%(h)	$116,957	0.49%	1.17%	41%
7/31/2022(j)(g)	$21.89	0.19	(3.51)	(3.32)	(0.13)	(0.13)	$18.44	-15.29%	$103,281	0.49%	0.94%	162%
7/31/2021(j)(g)	$15.71	0.16	6.13	6.29	(0.11)	(0.11)	$21.89	40.19%	$80,042	0.49%	0.82%	85%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)
The Fund acquired all the assets and liabilities of the Predecessor ETF in a reorganization on April 4, 2025. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including April 4, 2025, reflects that of the Predecessor ETF. As a part of the reorganization, the Fund had a conversion ratio 1.5557401:1 after the close of business April 4, 2025. See Note 1 in the accompanying Notes to Financial Statements. Share amounts for all periods have been adjusted to reflect the conversion ratio of 1.55574011:1.

(h)	Non-affiliate reimbursed the Fund $72,000 for errors during processing. The reimbursement had a 0.07% impact to the Fund's performance.
(i)	Fiscal year end changed to March 31, effective February 1, 2023.
(j)
The Predecessor ETF acquired all the assets and liabilities of the Change Finance ESG ETF, a series of ETF Series Solutions (the “Change Finance ETF”), in a reorganization on March 18, 2022. The Change Finance ETF’s performance and financial history were adopted by the Predecessor ETF. Financial information from October 9, 2017 through March 18, 2022 reflects that of the Change Finance ETF.

The accompanying notes are an integral part of these financial statements.

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Stance Sustainable Beta ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act.. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (the “Index”). See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

The Fund acquired all the assets and liabilities of the Predecessor ETF in a reorganization on April 4, 2025. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including April 4, 2025, reflects that of the Predecessor ETF. As a part of the reorganization, the Fund had a conversion ratio 1.5557401:1 after the close of business April 4, 2025. For financial reporting purposes, assets received and shares issued by the Fund as part of the reorganization were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor ETF was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor ETF and the Fund is March 31.

As of April 4, 2025, the net assets of the Predecessor ETF were $114,325,856, including ($4,601,517) of net unrealized depreciation of investments, and the net assets of the Fund were $14,562,209, including ($1,499,982) of net unrealized depreciation of investments, all of which were merged in the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 673,750 additional shares of the Fund and a NAV per share of the Fund of $21.61 at the closing of the reorganization. The reorganization was accomplished by a tax-free exchange of shares. The reorganization did not result in a material change to the Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor ETF as compared to that of the Fund. The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor ETF did not affect the Fund’s portfolio turnover ratio for the period ended September 30, 2025.

The Predecessor ETF acquired all the assets and liabilities of the Change Finance ESG ETF, a series of ETF Series Solutions (the “Change Finance ETF”), in a reorganization on March 18, 2022. The Change Finance ETF’s performance and financial history were adopted by the Predecessor ETF. Financial information from October 9, 2017 (the commencement of operations of the Change Finance ETF) through March 18, 2022 reflects that of the Change Finance ETF.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025 (Unaudited)

transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is September 30, 2025, and the period covered by these Notes to Financial Statements is from April 1, 2025 to September 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$133,000,021	$—	$—	$133,000,021
Real Estate Investment Trusts	2,660,160	—	—	2,660,160
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	220,189	—	—	220,189
Total Investments	$135,880,370	$—	$ 0(a)(b)	$135,880,370
(a) Represents less than $0.50.
(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025 (Unaudited)

materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025 (Unaudited)

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended March 31, 2025, the following table shows the reclassifications made for the Predecessor ETF:

Distributable Earnings	Paid-in Capital
$(12,953,878)	$12,953,878

I.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets.

Stance Capital LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser, and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$66,490,495	$65,265,909

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025 (Unaudited)

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$32,219,518	$57,727,000

There were no purchases or sales of U.S. Government securities during the current fiscal period.
NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal year ended March 31, 2025 for the Predecessor ETF were as follows:

Tax cost of Investments	$109,951,437
Gross tax unrealized appreciation	19,995,495
Gross tax unrealized depreciation	(5,089,982)
Net tax unrealized appreciation (depreciation)	$14,905,513
Undistributed ordinary income	258,110
Undistributed long-term gain	—
Total distributable earnings	258,110
Other accumulated gain (loss)	(27,037,880)
Total accumulated gain (loss)	$(11,874,257)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended March 31, 2025, the Predecessor ETF did not defer any post-October capital losses.

At the fiscal year ended March 31, 2025, the Predecessor ETF did not have capital loss carryforwards that do not expire.

Unlimited Short-Term	Unlimited Long-Term
$20,167,830	$6,870,050

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and fiscal year ended March 31, 2025 for the Predecessor ETF were as follows:

Ordinary Income
Current Fiscal Period	Fiscal Year Ended March 31, 2025
$—	$990,564

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

STANCE SUSTAINABLE BETA ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended March 31, 2025, certain dividends paid by the Predecessor ETF may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2025, for the Predecessor ETF was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Predecessor ETF was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 5-6, 2024 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Stance Sustainable Beta ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Stance Capital, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser, including its review of the Sub-Adviser’s proxy voting process as it relates to the Fund.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. The Board did receive and consider the performance of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index which is the index the Fund intends to track. In addition, the Board considered the Sub-Adviser’s experience in managing separately managed accounts that invest in large capitalization companies that satisfy the firm’s ESG requirements.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its peer group, as shown in the third-party report. The Fund’s gross total expense ratio (0.49%) was higher than the peer group average (0.28%); the Fund’s net total expense ratio (0.49%) was higher than the peer group average (0.27%); and the Fund’s management fee (0.49%) was higher than the peer group average (0.27%). The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its peers. The Board noted that the Fund’s management fee and net expense ratio are the same as those of another ETF that tracks the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other ETFs that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against its peers. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio	Net Expense Ratio	Management Fee Only
STSB	Quartile 4	Quartile 4	Quartile 4
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser will not be profitable as it relates to their respective advisory fee arrangements. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board considered the Sub-Adviser’s expected fall-out benefits associated with sub-advising the Fund, noting that the Sub-Adviser believes having a passively managed fund to market alongside the actively managed ESG fund it manages may result in additional growth of the firm.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	December 2, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	December 2, 2025